EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2022
Events After The Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIODThere were no significant events after the reporting date.